Other income (expense)	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Other income (expense)	Other income (expense)
The components of financial income for the three and six months ended June 30, 2023 and June 30, 2022 are as follows:

		Three months ended June 30,		Six months ended June 30,
(in KUSD)	Note	2023	2022	2023	2022
Interest income		2,372	16	4,547	36
Cumulative catch-up adjustment, deferred royalty obligation	17	—	—	—	18,288
Financial income		2,372	16	4,547	18,324

The components of financial expense for the three and six months ended June 30, 2023 and June 30, 2022 are as follows:

		Three months ended June 30,		Six months ended June 30,
(in KUSD)	Note	2023	2022	2023	2022
Cumulative catch-up adjustment, deferred royalty obligation	17	5,417	—	5,288	—
Deferred royalty obligation interest expense	17	5,829	5,545	11,575	11,687
Effective interest expense on senior secured term loan facility	13	4,480	—	9,020	—
Effective interest expense on convertible loans	14	—	3,126	—	6,148
Interest expense on leasing and other	12	131	130	262	183
Financial expense		15,857	8,801	26,145	18,018

The components of non-operating (expense) income for the three and six months ended June 30, 2023 and June 30, 2022 are as follows:

		Three months ended June 30,		Six months ended June 30,
(in KUSD)	Note	2023	2022	2023	2022
Convertible loans, derivatives, change in fair value income	14	—	14,455	—	30,310
Deerfield warrant obligation, change in fair value income	15	20	—	636	—
Senior secured term loan facility, warrants, change in fair value (expense) income	13	(39)	—	617	—
Share of results with joint venture	11	(767)	(1,917)	(2,130)	(4,419)
Exchange differences gain (loss)		18	223	(34)	304
R&D tax credit		315	114	455	122
Non-operating (expense) income		(453)	12,875	(456)	26,317
Convertible loans, derivatives, change in fair value income
Changes in derivative fair values are explained in note 14, “Convertible loans.” Pursuant to the Facility Agreement with Deerfield, the Company drew down the Deerfield First Tranche of the convertible loans amounting to USD 65.0 million on May 19, 2020. Additionally, in connection with the FDA approval of ZYNLONTA, the Company drew down the Deerfield Second Tranche of convertible loans amounting to USD 50.0 million on May 17, 2021. On August 15, 2022, pursuant to the exchange agreement with Deerfield, Deerfield exchanged USD 115.0 million aggregate principal amount of the
Company's senior secured convertible notes for warrants to purchase an aggregate of 4,412,840 common shares, an aggregate of 2,390,297 common shares and cash equal to USD 117.3 million.
Deerfield warrant obligation, change in fair value income
Pursuant to an exchange agreement with Deerfield entered into on August 15, 2022, the Company issued warrants to purchase an aggregate of 4,412,840 common shares. The Deerfield warrant obligation has been recorded at its initial fair value and is remeasured to fair value at the end of each reporting period. Changes in fair value of the Deerfield warrant obligation are explained in note 15, "Deerfield warrants."
Senior secured term loan facility, warrants, change in fair value (expense) income
The Company has accounted for the First Tranche of the senior secured term loan and warrants as one hybrid financial instrument, with the USD 120.0 million proceeds separated into two components: a warrant obligation and a loan. The warrant obligation has been recorded at its initial fair value and is remeasured to fair value at the end of each reporting period. Changes in fair value of the warrant obligation are explained in note 13, "Senior secured term loan facility and warrants."
Share of results with joint venture
In connection with the formation of Overland ADCT BioPharma in December 2020, the Company recorded its proportionate share of Overland ADCT BioPharma’s comprehensive loss. See note 11, “Interest in joint venture.”
Exchange differences gain (loss)
Also included in non-operating (expense) income are favorable or unfavorable Exchange differences. The Company is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to British pounds, Euros and Swiss francs. Exchange differences represent gain or (loss) based on favorable or unfavorable changes in foreign currencies.
R&D tax credit
The Company recognizes as income (expense) amounts received and receivable by its subsidiary, ADCT UK, under the United Kingdom’s R&D Expenditure Credit scheme (“UK R&D Credit Scheme”). The grants represent 20% of eligible expenditures for the three months ended June 30, 2023 and represent 13% of eligible expenditures for the three months ended March 31, 2023. The grants represent 12% of eligible expenditures for the three and six months ended June 30, 2022. The claims are payable through the tax system, as a refund of corporation tax or of other taxes, including income tax and social security payments deducted at source from qualifying (research) employees’ payroll and VAT. The relevant amounts have been therefore presented net in the balance sheet. As the credit is independent of ADCT UK’s taxable profit, is clearly designed to incentivize companies to invest in R&D activities and is itself taxable income, the Group has recognized the income as government grants within non-operating (expense) income and not as a credit to income tax expense.